Other (Income) Expense, Net (Detail) - USD ($) $ in Millions			12 Months Ended
	May 26, 2016	May 06, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other (Income) Expense, net
Foreign exchange			$ (50)	$ (28)	$ (113)
Net loss on debt extinguishment				153	130
Net realized gains on Retained Shares transaction	$ (537)	$ (611)		(4,387)
Gain on litigation settlement					(52)
Gain on sale of investments and other assets			(3)	(3)	(38)
Venezuela deconsolidation			33
Pension and other postemployment benefit plans			33	21	124
All other			6	(31)	(32)
Other (income) expense, net			$ 19	$ (4,275)	$ 19